RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 27,284	$ 26,649
Additions	7,992	4,540
Remeasurements	1,157	6,151
Depreciation and amortization	(12,534)	(10,123)
Transfer to asset held-for-sale		57
Disposals		10
Balance	23,898	27,284
Land and Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	8,523	8,424
Additions	299	1,719
Remeasurements	236	131
Depreciation and amortization	(2,012)	(1,813)
Transfer to asset held-for-sale		47
Disposals		15
Balance	7,046	8,523
Machinery and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	18,761	18,216
Additions	7,693	2,821
Remeasurements	921	6,020
Depreciation and amortization	(10,522)	(8,301)
Transfer to asset held-for-sale		10
Disposals		(5)
Balance	16,853	18,761
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	9
Additions	0	0
Remeasurements	0	0
Depreciation and amortization	0	(9)
Transfer to asset held-for-sale		0
Disposals		0
Balance	$ 0	$ 0